Correction and Changes in Disclosures - Summary of Reconciliation of Changes in Presentation in Prior Years (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current liabilities
Taxes and interest payable	$ 70,077	$ 68,483	$ 43,176
Accrued expenses payable	60,321	44,362	82,948
Income tax payable	3,700	1,401	24,066
Non-current liabilities
Other long-term liabilities	130,621	108,448	54,339
Operating revenue
Passenger revenue	2,462,419	2,155,167	2,185,465
Cargo and mail revenue	55,290	53,989	56,738
Other operating revenue	9,847	12,696	11,507
Total operating revenue	2,527,556	2,221,852	2,253,710
Operating expenses
Fuel	572,746	528,996	603,760
Wages, salaries, benefits and other employees' expenses	415,147	370,190	373,631
Passenger servicing	99,447	86,329	84,327
Airport facilities and handling charges	171,040	159,771	148,078
Sales and distribution	200,413	193,984	188,961
Maintenance, material and repairs	132,148	121,781	111,178
Depreciation and amortization	167,324	167,894	150,548
Flight operations	101,647	88,188	86,461
Aircraft rentals	134,539	138,885	142,177
Cargo and courier expenses	7,375	6,099	6,471
Other Operating and administrative expenses	96,087	92,215	105,484
Total operating expenses	2,097,913	1,954,332	2,001,076
Operating profit	429,643	267,520	252,634
Non-operating income (expense)
Finance cost	(35,223)	(37,024)	(33,155)
Finance income	17,939	13,000	25,947
(Loss) Gain on foreign currency fluctuations	6,145	13,043	(440,097)
Net change in fair value of derivatives	2,801	111,642	(11,572)
Other non-operatingexpense	(2,337)	(3,982)	(1,632)
Total non - operating income (expense)	(10,675)	96,679	(460,509)
Profit (loss) before taxes	418,968	364,199	(207,875)
Income tax expense	(49,310)	(38,271)	(32,759)
Net profit (loss)	$ 369,658	325,928	(240,634)
As previously reported [member]
Current liabilities
Taxes and interest payable		47,389
Accrued expenses payable		80,116
Income tax payable		22,495
Non-current liabilities
Other long-term liabilities		72,694
Operating revenue
Passenger revenue		2,133,186	2,166,727
Cargo and mail revenue		88,663	83,335
Total operating revenue		2,221,849	2,250,062
Operating expenses
Aircraft fuel		527,918	602,777
Salaries and benefits		293,044	289,512
Passenger servicing		259,524	258,302
Commissions		83,981	88,557
Reservations and sales		99,918	88,051
Maintenance, material and repairs		122,873	111,181
Depreciation, amortization and impairment		167,894	150,548
Flight operations		127,777	130,930
Aircraft rentals		120,841	122,217
Landing fees and other rentals		55,498	56,703
Other		94,584	100,856
Total operating expenses		1,953,852	1,999,634
Operating profit		267,997	250,428
Non-operating income (expense)
Finance cost		(37,024)	(33,155)
Finance income		13,000	25,947
Exchange rate difference, net		13,043	(440,097)
Mark to market derivative income (expense)		111,642	(11,572)
Other income		2,888	7,025
Other expense		(7,347)	(6,451)
Total non - operating income (expense)		96,202	(458,303)
Profit (loss) before taxes		364,199	(207,875)
Income tax expense		(38,271)	(32,759)
Net profit (loss)		325,928	$ (240,634)
Reclasification [member]
Current liabilities
Taxes and interest payable		21,094
Accrued expenses payable		(35,754)
Income tax payable		(21,094)
Non-current liabilities
Other long-term liabilities		$ 35,754